Income taxes (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
IncomeTaxDisclosureLineItems [Line Items]
Federal income tax rate percentage	21.00%	21.00%	21.00%
California income tax rate percentage	8.84%	8.84%
Taxable income percentage	75.00%	75.00%
Taxable income, amount	$ 7,415	$ 10,000
Taxable income exempted from income tax percentage	50.00%	50.00%
Taxable income exempted from income tax, amount	$ 140,887	$ 190,000
Net operating losses carry forward	23,300,000			$ 19,900,000
deferred tax assets on net operating losses
UNITED STATES
IncomeTaxDisclosureLineItems [Line Items]
Federal income tax rate percentage	21.00%	21.00%
Deferred tax assets on net operating losses percentage	1
deferred tax assets on net operating losses	$ 6,214,210		5,575,673	5,600,000
SINGAPORE
IncomeTaxDisclosureLineItems [Line Items]
Applicable tax rate percentage	17.00%	17.00%
Net operating losses carry forward	$ 23,800,000			22,900,000
Deferred tax assets on net operating losses percentage	1
deferred tax assets on net operating losses	$ 3,650,526		$ 3,886,272	$ 3,900,000
VIET NAM
IncomeTaxDisclosureLineItems [Line Items]
Standard income tax rate percentage	20.00%	20.00%